FINANCIAL RISK MANAGEMENT (Details 3) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [line Items]
Current loans	S/ 93,268,440	S/ 88,152,199
Current but impaired	734,582	679,652
Loans with delay in payments of one day or more but not internal overdue loans	2,740,978	2,647,127
Internal overdue loans	3,020,914	2,620,411
Total	99,764,914	94,099,389
Commercial loans [member]
Disclosure of financial risk management [line Items]
Current loans	56,125,417	51,108,503
Current but impaired	211,918	230,366
Loans with delay in payments of one day or more but not internal overdue loans	790,739	1,317,893
Internal overdue loans	1,327,475	1,477,109
Total	58,455,548	54,133,871
Residential mortgage loans [member]
Disclosure of financial risk management [line Items]
Current loans	14,064,927	13,266,248
Current but impaired	185,853	193,819
Loans with delay in payments of one day or more but not internal overdue loans	693,482	626,045
Internal overdue loans	507,825	409,342
Total	15,452,087	14,495,454
Micro-business loans y microempresa [member]
Disclosure of financial risk management [line Items]
Current loans	12,288,639	12,451,403
Current but impaired	207,548	18,072
Loans with delay in payments of one day or more but not internal overdue loans	774,435	180,871
Internal overdue loans	656,934	301,282
Total	13,927,557	12,951,628
Consumer loans [member]
Disclosure of financial risk management [line Items]
Current loans	10,789,457	11,326,045
Current but impaired	129,262	237,395
Loans with delay in payments of one day or more but not internal overdue loans	482,323	522,318
Internal overdue loans	528,680	432,678
Total	S/ 11,929,722	S/ 12,518,436